Consolidated Statements of Stockholder's Equity - USD ($) $ in Thousands	Total	Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2012	$ 8,435,459	$ 18,903	$ 20,000	$ 4,053,371	$ 2,110,280	$ 2,232,905
Comprehensive income:
Net (loss) income	541,186				541,186
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	(1,228,638)					(1,228,638)
Net unrealized gain (loss) on postretirement obligation, net of deferred taxes	167					167
Foreign currency translation adjustment, net of deferred taxes	(1,650)					(1,650)
Total comprehensive (loss) income	(688,935)
Dividend to parent	(650,000)				(650,000)
Ending balance at Dec. 31, 2013	7,096,524	18,903	20,000	4,053,371	2,001,466	1,002,784
Comprehensive income:
Net (loss) income	155,465				155,465
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	776,470					776,470
Net unrealized gain (loss) on postretirement obligation, net of deferred taxes	(6)					(6)
Foreign currency translation adjustment, net of deferred taxes	(2,103)					(2,103)
Total comprehensive (loss) income	929,826
Dividend to parent	(250,000)				(250,000)
Ending balance at Dec. 31, 2014	7,776,350	18,903	20,000	4,053,371	1,906,931	1,777,145
Comprehensive income:
Net (loss) income	393,445				393,445
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	(687,200)					(687,200)
Foreign currency translation adjustment, net of deferred taxes	(1,731)					(1,731)
Total comprehensive (loss) income	(295,486)
Dividend to parent	(420,000)				(420,000)
Ending balance at Jun. 30, 2015	7,060,864	18,903	20,000	4,053,371	1,880,376	1,088,214
Beginning balance at Dec. 31, 2014	7,776,350	18,903	20,000	4,053,371	1,906,931	1,777,145
Comprehensive income:
Net (loss) income	600,296				600,296
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	(1,284,297)					(1,284,297)
Net unrealized gain (loss) on postretirement obligation, net of deferred taxes	111					111
Foreign currency translation adjustment, net of deferred taxes	(4,009)					(4,009)
Total comprehensive (loss) income	(687,899)
Dividend to parent	(572,125)				(572,125)
Ending balance at Dec. 31, 2015	6,516,326	18,903	20,000	4,053,371	1,935,102	488,950
Comprehensive income:
Net (loss) income	(66,434)				(66,434)
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	1,801,200					1,801,200
Foreign currency translation adjustment, net of deferred taxes	1,391					1,391
Total comprehensive (loss) income	1,736,157
Dividend to parent	(633,165)				(633,165)
Ending balance at Jun. 30, 2016	$ 7,619,318	$ 18,903	$ 20,000	$ 4,053,371	$ 1,235,503	$ 2,291,541